As filed with the Securities and Exchange Commission on August 26, 2005



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09699
                                                     ---------


                           AMERICAN EAGLE FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)


              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)


                                 (800) 541-0677
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2005
                         ----------


Date of reporting period: 06/30/2005
                          ----------


ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                     [LOGO]



                          AMERICAN EAGLE FUNDS, INC.



                   AMERICAN EAGLE CAPITAL APPRECIATION FUND
                          AMERICAN EAGLE TWENTY FUND
                     AMERICAN EAGLE LARGE-CAP GROWTH FUND




                               SEMI-ANNUAL REPORT




                                 JUNE 30, 2005

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


DEAR SHAREHOLDER,

We are pleased to present the midyear report for American Eagle Funds, Inc., which covers the six-month period ended June 30, 2005. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.


For the six-month, one-year, five-year and ten-year periods ended June 30, 2005, as well as over the life of each Fund, American Eagle Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.(6)


On July 22, 2005, the Board of Directors of the American Eagle Family of Funds voted to liquidate the American Eagle Large-Cap Growth Fund effective August 30, 2005. We are closing the Large-Cap Growth Fund because of its declining asset base and increasingly high expense ratio. In the interim period between July 25 and August 30, 2005, the Fund is closed to new investments.


THE PERFORMANCE INFORMATION SHOWN IN THIS REPORT REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-335-0333.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING IN ANY OF THE FUNDS. FOR THIS INFORMATION, PLEASE CALL 1-800-335-0333 TO OBTAIN A FREE COPY OF EACH FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


AMERICAN EAGLE CAPITAL APPRECIATION FUND
The American Eagle Capital Appreciation Fund employs an aggressive, yet flexible, investment approach. In normal market conditions, the Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.


AVERAGE ANNUAL TOTAL RETURNS (1),(2) FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                 SINCE
                                                               INCEPTION
                     SIX MONTH       1-YEAR       5-YEAR       12/30/1999
                     ---------       ------       ------       ----------
AMERICAN EAGLE
 CAPITAL
 APPRECIATION
 FUND                   (3.70)%       2.36%       (8.53)%         2.22%
Lipper Capital
 Appreciation
 Fund Index(3)          (0.55)%       6.68%       (3.88)%        (3.64)%
Russell 1000
 Growth Index(4)        (1.72)%       1.68%      (10.36)%        (8.75)%

AMERICAN EAGLE TWENTY FUND
The American Eagle Twenty Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.


AVERAGE ANNUAL TOTAL RETURNS(1),(2) FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                 SINCE
                                                               INCEPTION
                     SIX MONTH       1-YEAR       5-YEAR       12/30/1999
                     ---------       ------       ------       ----------
AMERICAN EAGLE
 TWENTY FUND            (2.65)%       7.93%       (4.08)%         4.84%
Lipper Capital
 Appreciation
 Fund Index(3)          (0.55)%       6.68%       (3.88)%        (3.64)%
Russell 1000
 Growth Index(4)        (1.72)%       1.68%      (10.36)%        (8.75)%

AMERICAN EAGLE LARGE-CAP GROWTH FUND
The American Eagle Large-Cap Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index, as reconstituted from time to time. At the time of its most recent reconstitution (June 24, 2005), the companies in the Russell 1000 Growth Index had market capitalizations which ranged from approximately $1.6 billion to approximately $319.8 billion. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (concluded)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE PERIODS ENDED JUNE 30, 2005:

                                                        SINCE
                                                      INCEPTION
                      SIX MONTH         1-YEAR        12/30/2000
                      ---------         ------        ----------
AMERICAN EAGLE
 LARGE-CAP
 GROWTH FUND            (4.36)%         (5.22)%         (6.33)%
Lipper Large Cap
 Growth Fund
 Index(5)               (1.28)%          3.82%          (6.68)%
Russell 1000
 Growth Index(4)        (1.72)%          1.68%          (5.43)%


Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman




1 Quoted returns assume reinvestment of all distributions. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2005 are not annualized.

2 Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

3 The Lipper Capital Appreciation Fund Index measures the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Capital Appreciation Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

4 The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

5 The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

6 Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus.

--------------------------------------------------------------------------------
AMERICAN EAGLE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THE AMERICAN EAGLE CAPITAL APPRECIATION FUND IS A NON-DIVERSIFIED FUND that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------



                                  [PIE CHART]

             Biotechnology........................... 12.8%
             Cable.................................... 3.7%
             Computer Hardware........................ 3.1%
             Computer Services/Software.............. 11.5%
             Discount................................. 2.2%
             Energy................................... 1.0%
             Internet Services........................ 6.7%
             Medical Devices......................... 13.1%
             Miscellaneous............................ 4.3%
             National Radio.......................... 20.3%
             Oil Drilling, Equipment & Services....... 4.5%
             Pharmeceuticals......................... 11.6%
             Satellite Television..................... 1.0%
             Specialty................................ 1.0%
             Telecommunications Infrastructure........ 2.5%
             Short-Term Securities/Other Assets
             in excess of Liabilities................. 0.7%

--------------------------------------------------------------------------------
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS
Industry Description and Issue                         Number of Shares             Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.8%)
------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                1,700          $109,813            $102,782
   EntreMed, Inc. (b)                                           34,000           132,472              78,540
   Genentech, Inc. (b)                                           1,600           121,838             128,448
   Telik, Inc. (b)                                               1,400            28,000              22,764
                                                                                ----------------------------
                                                                                 392,123             332,534
                                                                                ----------------------------
CABLE (3.7%)
------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                  12,700            27,403              14,986
   Comcast Corporation -- Class A (b)                            1,700            47,192              50,915
   Mediacom Communications Corporation -- Class A (b)            4,300            28,174              29,541
                                                                                ----------------------------
                                                                                 102,769              95,442
                                                                                ----------------------------
COMPUTER HARDWARE (3.1%)
------------------------------------------------------------------------------------------------------------
   International Business Machines Corporation                   1,100            84,015              81,620
                                                                                ----------------------------
                                                                                  84,015              81,620
                                                                                ----------------------------
COMPUTER SERVICES/SOFTWARE (11.5%)
------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                                 31,200           201,786             166,296
   Microsoft Corporation                                         5,300           134,018             131,652
                                                                                ----------------------------
                                                                                 335,804             297,948
                                                                                ----------------------------
DISCOUNT (2.2%)
------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                                    100             4,411               4,482
   Wal-Mart Stores, Inc.                                         1,100            52,296              53,020
                                                                                ----------------------------
                                                                                  56,707              57,502
                                                                                ----------------------------
ENERGY (1.0%)
------------------------------------------------------------------------------------------------------------
   ATP Oil & Gas Corporation (b)                                 1,100            23,675              25,740
                                                                                ----------------------------
                                                                                  23,675              25,740
                                                                                ----------------------------
INTERNET SERVICES (6.7%)
------------------------------------------------------------------------------------------------------------
   Google Inc. -- Class A (b)                                      300            86,956              88,245
   Sify Limited ADR (b)(e)                                       7,800            38,805              36,660
   Yahoo! Inc. (b)                                               1,400            50,762              48,510
                                                                                ----------------------------
                                                                                 176,523             173,415
                                                                                ----------------------------
MEDICAL DEVICES (13.1%)
------------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                                    6,600            97,668              48,642
   C. R. Bard, Inc.                                                100             5,396               6,651
   Diomed Holdings, Inc. (b)                                    27,600            95,777              78,936
   Stryker Corporation                                           1,500            69,469              71,340
   Varian Medical Systems, Inc. (b)                                500            17,297              18,665
   Zimmer Holdings, Inc. (b)                                     1,500           114,603             114,255
                                                                                ----------------------------
                                                                                 400,210             338,489
                                                                                ----------------------------
MISCELLANEOUS (4.3%)
------------------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                                      1,600            26,382              26,592
   NASDAQ -- 100 Index Tracking Stock                            2,300            86,862              84,617
                                                                                ----------------------------
                                                                                 113,244             111,209
                                                                                ----------------------------

4                             See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)                     June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                   Number of Shares                   Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------
NATIONAL RADIO (20.3%)
------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)     15,600              $   53,706          $  525,096
                                                                              ------------------------------
                                                                                  53,706             525,096
                                                                              ------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (4.5%)
------------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                             400                  14,774              16,320
   Nabors Industries, Ltd. (b)(e)                            300                  17,249              18,186
   Noble Corporation (e)                                     100                   5,359               6,151
   Schlumberger Limited (e)                                  800                  59,373              60,752
   Transocean Inc. (b)(e)                                    300                  11,254              16,191
                                                                              ------------------------------
                                                                                 108,009             117,600
                                                                              ------------------------------
PHARMACEUTICALS (11.6%)
------------------------------------------------------------------------------------------------------------
   Eli Lilly and Company                                     100                   5,328               5,571
   Sanofi-Aventis ADR (e)                                    700                  26,073              28,693
   Schering-Plough Corporation                             6,400                 128,063             121,984
   Sepracor Inc. (b)                                       2,400                 111,795             144,024
                                                                              ------------------------------
                                                                                 271,259             300,272
                                                                              ------------------------------
SATELLITE TELEVISION (1.0%)
------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)        900                  29,737              27,135
                                                                              ------------------------------
                                                                                  29,737              27,135
                                                                              ------------------------------
SPECIALTY (1.0%)
------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                 500                  25,026              25,830
                                                                              ------------------------------
                                                                                  25,026              25,830
                                                                              ------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.5%)
------------------------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)                            2,500                  63,889              64,000
                                                                              ------------------------------
                                                                                  63,889              64,000
                                                                              ------------------------------
TOTAL COMMON STOCKS (99.3%)                                                    2,236,696           2,573,832
                                                                              ==========          ==========
   Total investments in securities (99.3%)                                    $2,236,696(c)       $2,573,832
                                                                              ==========
   Other assets in excess of liabilities (0.7%)                                                       17,459
                                                                                                  ----------
NET ASSETS (100.0%)                                                                               $2,591,291
                                                                                                  ==========

  Notes to Schedule of Investments:
  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2005, was $2,236,696. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      ---------------------------------------------
      Gross unrealized appreciation      $  549,479
      Gross unrealized depreciation        (212,343)
                                         ----------
      Net unrealized appreciation        $  337,136
      ---------------------------------------------



See accompanying notes to schedule of investments and financial statements.    5

--------------------------------------------------------------------------------
                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited)(concluded)                     June 30, 2005
--------------------------------------------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Capital Appreciation Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                 BEGINNING   PURCHASE   SALES     ENDING       ENDING      DIVIDEND   NET REALIZED
      DESCRIPTION                   COST       COST      COST      COST     MARKET VALUE    INCOME    GAINS/LOSSES
      ------------------------------------------------------------------------------------------------------------
      Immersion Corporation       $201,786     $--       $--     $201,786     $166,296        $--         $--
      ------------------------------------------------------------------------------------------------------------
      Total                       $201,786     $--       $--     $201,786     $166,296        $--         $--
      ============================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $134,640, held in a margin account as collateral for short sales and options as of June 30, 2005.




6                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AMERICAN EAGLE TWENTY FUND
--------------------------------------------------------------------------------

THE AMERICAN EAGLE TWENTY FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

             Biotechnology........................... 10.9%
             Computer Services/Software.............. 13.5%
             Internet Services........................ 8.4%
             Medical Devices.......................... 5.5%
             Miscellaneous............................ 4.3%
             National Radio.......................... 17.9%
             Oil Drilling, Equipment & Services....... 1.3%
             Pharmeceuticals......................... 11.2%
             Satellite Television..................... 2.5%
             Specialty................................ 1.9%
             Telecommunications Infrastructure........ 2.5%
             Short-Term Securities/Other Assets
             in excess of Liabilities................ 20.1%

--------------------------------------------------------------------------------
                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS
Industry Description and Issue               Number of Shares              Cost    Market Value (a)
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (10.9%)
--------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                       1,100          $ 71,013           $ 66,506
   Genentech, Inc. (b)                                  1,400           106,742            112,392
   ImClone Systems Incorporated (b)                     1,800            65,951             55,746
                                                                       ---------------------------
                                                                        243,706            234,644
                                                                       ---------------------------
COMPUTER SERVICES/SOFTWARE (13.5%)
--------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                        21,000           116,903            111,930
   Microsoft Corporation                                4,400           111,307            109,296
   Red Hat, Inc. (b)                                    5,200            59,193             68,120
                                                                       ---------------------------
                                                                        287,403            289,346
                                                                       ---------------------------
INTERNET SERVICES (8.4%)
--------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                        2,400            84,054             79,224
   Google Inc. -- Class A (b)                             200            57,971             58,830
   Yahoo! Inc. (b)                                      1,200            43,518             41,580
                                                                       ---------------------------
                                                                        185,543            179,634
                                                                       ---------------------------
MEDICAL DEVICES (5.5%)
--------------------------------------------------------------------------------------------------
   Diomed Holdings, Inc. (b)                           21,200            86,138             60,632
   Stryker Corporation                                  1,200            55,191             57,072
                                                                       ---------------------------
                                                                        141,329            117,704
                                                                       ---------------------------
MISCELLANEOUS (4.3%)
--------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                             1,300            21,435             21,606
   NASDAQ-100 Index Tracking Stock                      1,900            71,767             69,901
                                                                       ---------------------------
                                                                         93,202             91,507
                                                                       ---------------------------
NATIONAL RADIO (17.9%)
--------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)  11,400            51,830            383,724
                                                                       ---------------------------
                                                                         51,830            383,724
                                                                       ---------------------------
OIL DRILLING, EQUIPMENT & SERVICES (1.3%)
--------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                          400            14,774             16,320
   Nabors Industries, Ltd. (b)(e)                         200            11,241             12,124
                                                                       ---------------------------
                                                                         26,015             28,444
                                                                       ---------------------------
PHARMACEUTICALS (11.2%)
--------------------------------------------------------------------------------------------------
   Sanofi-Aventis ADR (e)                                 600            26,490             24,594
   Schering-Plough Corporation                          5,300           105,968            101,018
   Sepracor Inc. (b)                                    1,900            90,123            114,019
                                                                       ---------------------------
                                                                        222,581            239,631
                                                                       ---------------------------
SATELLITE TELEVISION (2.5%)
--------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)   1,800            56,221             54,270
                                                                       ---------------------------
                                                                         56,221             54,270
                                                                       ---------------------------
SPECIALTY (1.9%)
--------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                              800            42,339             41,328
                                                                       ---------------------------
                                                                         42,339             41,328
                                                                       ---------------------------

8                             See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
                                                      American Eagle Twenty Fund
 SCHEDULE OF INVESTMENTS (unaudited)(concluded)                    June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)
Industry Description and Issue               Number of Shares              Cost    Market Value (a)
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.5%)
--------------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)                         2,100        $   53,607         $   53,760
                                                                     -----------------------------
                                                                         53,607             53,760
                                                                     -----------------------------
TOTAL COMMON STOCKS (79.9%)                                           1,403,776          1,713,992
                                                                     =============================
   Total investments in securities (79.9%)                           $1,403,776(c)      $1,713,992
                                                                     ==========
   Other assets in excess of liabilities (20.1%)                                           431,502
                                                                                        ----------
NET ASSETS (100.0%)                                                                     $2,145,494
                                                                                        ==========

  Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2005, was $1,403,776. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      --------------------------------------------
      Gross unrealized appreciation      $ 376,943
      Gross unrealized depreciation        (66,727)
                                         ---------
      Net unrealized appreciation        $ 310,216
      --------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Twenty Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:


                                 BEGINNING   PURCHASE   SALES     ENDING       ENDING      DIVIDEND   NET REALIZED
      DESCRIPTION                   COST       COST      COST      COST     MARKET VALUE    INCOME    GAINS/LOSSES
      ------------------------------------------------------------------------------------------------------------
      Immersion Corporation       $116,903     $--       $--     $116,903     $111,930        $--         $--
      ------------------------------------------------------------------------------------------------------------
       Total                      $116,903     $--       $--     $116,903     $111,930        $--         $--
      ============================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

  (f) Securities paritally on deposit, with a market value of $161,568, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to schedule of investments and financial statements.    9

--------------------------------------------------------------------------------
AMERICAN EAGLE LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE AMERICAN EAGLE LARGE-CAP GROWTH FUND IS A NON-DIVERSIFIED FUND that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. On July 22, 2005, the Board of Directors of American Eagle Funds, Inc. approved the liquidation of the Fund, effective August 30, 2005. Shares of the Fund are no longer available for purchase.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

             Biotechnology........................... 12.6%
             Cable.................................... 3.0%
             Cellular Services........................ 3.4%
             Computer Hardware........................ 2.8%
             Computer Services/Software.............. 10.4%
             Discount................................. 2.3%
             Internet Services........................ 7.3%
             Medical Devices.......................... 9.7%
             Miscellaneous............................ 4.6%
             National Radio.......................... 17.7%
             Oil Drilling, Equipment & Services....... 3.5%
             Pharmeceuticals......................... 13.1%
             Restaurants.............................. 2.7%
             Satellite Television..................... 1.4%
             Semiconductor............................ 1.4%
             Specialty................................ 1.0%
             Telecommunications Infrastructure........ 2.4%
             Short-Term Securities/Other Assets
             in excess of Liabilities................. 0.7%

--------------------------------------------------------------------------------
                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS
Industry Description and Issue               Number of Shares              Cost    Market Value (a)
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.6%)
--------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         800          $ 51,570           $ 48,368
   Genentech, Inc. (b)                                    700            53,220             56,196
   ImClone Systems Incorporated (b)                       900            43,346             27,873
                                                                       ---------------------------
                                                                        148,136            132,437
                                                                       ---------------------------
CABLE (3.0%)
--------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)          6,600             8,730              7,788
   Comcast Corporation -- Class A (b)                     800            25,696             23,960
                                                                       ---------------------------
                                                                         34,426             31,748
                                                                       ---------------------------
CELLULAR SERVICES (3.4%)
--------------------------------------------------------------------------------------------------
   Sprint Corporation                                   1,400            31,177             35,126
                                                                       ---------------------------
                                                                         31,177             35,126
                                                                       ---------------------------
COMPUTER HARDWARE (2.8%)
--------------------------------------------------------------------------------------------------
   International Business Machines Corporation            400            30,574             29,680
                                                                       ---------------------------
                                                                         30,574             29,680
                                                                       ---------------------------
COMPUTER SERVICES/SOFTWARE (10.4%)
--------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                        10,100            72,545             53,833
   Microsoft Corporation                                2,200            55,640             54,648
                                                                       ---------------------------
                                                                        128,185            108,481
                                                                       ---------------------------
DISCOUNT (2.3%)
--------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                           100             4,411              4,482
   Wal-Mart Stores, Inc.                                  400            18,985             19,280
                                                                       ---------------------------
                                                                         23,396             23,762
                                                                       ---------------------------
INTERNET SERVICES (7.3%)
--------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                          800            28,529             26,408
   Google Inc. -- Class A (b)                             100            28,986             29,415
   Yahoo! Inc. (b)                                        600            21,759             20,790
                                                                       ---------------------------
                                                                         79,274             76,613
                                                                       ---------------------------
MEDICAL DEVICES (9.7%)
--------------------------------------------------------------------------------------------------
   C. R. Bard, Inc.                                       100             5,396              6,651
   Medtronic, Inc.                                        100             4,831              5,179
   Stryker Corporation                                    600            27,304             28,536
   Varian Medical Systems, Inc. (b)                       200             6,922              7,466
   Zimmer Holdings, Inc. (b)                              700            53,882             53,319
                                                                       ---------------------------
                                                                         98,335            101,151
                                                                       ---------------------------
MISCELLANEOUS (4.6%)
--------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                               700            11,542             11,634
   NASDAQ-100 Index Tracking Stock                      1,000            37,744             36,790
                                                                       ---------------------------
                                                                         49,286             48,424
                                                                       ---------------------------

See accompanying notes to schedule of investments.                            11

--------------------------------------------------------------------------------
                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)                     June 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                         Number of Shares             Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------
NATIONAL RADIO (17.7%)
------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)            5,500        $  125,784          $  185,130
                                                                              ------------------------------
                                                                                 125,784             185,130
                                                                              ------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (3.5%)
------------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                                   200             6,983               8,160
   Noble Corporation (e)                                           100             5,359               6,151
   Schlumberger Limited (e)                                        300            22,228              22,782
                                                                              ------------------------------
                                                                                  34,570              37,093
                                                                              ------------------------------
PHARMACEUTICALS (13.1%)
------------------------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                              200            11,235               7,962
   Eli Lilly and Company                                           100             5,328               5,571
   Sanofi-Aventis ADR (e)                                          300            11,131              12,297
   Schering-Plough Corporation                                   2,700            54,054              51,462
   Sepracor Inc. (b)                                             1,000            49,230              60,010
                                                                              ------------------------------
                                                                                 130,978             137,302
                                                                              ------------------------------
RESTAURANTS (2.7%)
------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                         800            26,380              27,784
                                                                              ------------------------------
                                                                                  26,380              27,784
                                                                              ------------------------------
SATELLITE TELEVISION (1.4%)
------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)              500            15,440              15,075
                                                                              ------------------------------
                                                                                  15,440              15,075
                                                                              ------------------------------
SEMICONDUCTOR (1.4%)
------------------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                                         600            14,074              14,238
                                                                              ------------------------------
                                                                                  14,074              14,238
                                                                              ------------------------------
SPECIALTY (1.0%)
------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                       200             9,883              10,332
                                                                              ------------------------------
                                                                                   9,883              10,332
                                                                              ------------------------------
TELECOMMUNICATINS INFRASTRUCTURE (2.4%)
------------------------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)                                  1,000            25,542              25,600
                                                                              ------------------------------
                                                                                  25,542              25,600
                                                                              ------------------------------
TOTAL COMMON STOCKS (99.3%)                                                    1,005,440           1,039,976
                                                                              ==============================
   Total investments in securities (99.3%)                                    $1,005,440(c)       $1,039,976
                                                                              ==========
   Other assets in excess of other liabilities (0.7%)                                                  7,830
                                                                                                  ----------
NET ASSETS (100.0%)                                                                               $1,047,806
                                                                                                  ==========

  Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.


12   See accompanying notes to schedule of investments and financial statements.

--------------------------------------------------------------------------------
                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)(concluded)                     June 30, 2005
--------------------------------------------------------------------------------

  (c) Cost for federal income tax purposes at June 30, 2005, was $1,005,440. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      --------------------------------------------
      Gross unrealized appreciation      $  88,743
      Gross unrealized depreciation        (54,207)
                                         ---------
      Net unrealized appreciation        $  34,536
      --------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Large-Cap Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                 BEGINNING   PURCHASE   SALES     ENDING       ENDING      DIVIDEND   NET REALIZED
      DESCRIPTION                   COST       COST      COST      COST     MARKET VALUE    INCOME    GAINS/LOSSES
      ------------------------------------------------------------------------------------------------------------
      Immersion Corporation       $--        $72,545     $--     $72,545       $53,833        $--         $--
      ------------------------------------------------------------------------------------------------------------
      Total                       $--        $72,545     $--     $72,545       $53,833        $--         $--
      ============================================================================================================

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

  (f) Securities partially on deposit, with a market value of $134,640, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to financial statements.                               13

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (unaudited)                                   June 30, 2005
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     American Eagle        American Eagle      American Eagle
                                                                  Capital Appreciation         Twenty         Large-Cap Growth
                                                                          Fund                  Fund                Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at
    market value (Note 2) (identified cost: $2,034,910,
    $1,286,873 and $932,895, respectively)                            $  2,407,536          $  1,602,062          $    986,143
   Investment in securities of affiliated issuers, at market
    value (Note 2) (identified cost: $201,786, $116,903
    and $72,545, respectively)                                             166,296               111,930                53,833
   Cash                                                                     43,002               383,977                48,409
   Receivable for securities sold                                           71,880               108,258                19,835
   Dividends and interest receivable                                         2,138                 1,818                   983
   Prepaid expenses and other assets                                        12,780                11,793                 3,622
                                                                      --------------------------------------------------------
    Total Assets                                                         2,703,632             2,219,838             1,112,825
                                                                      --------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
   Payable for securities purchased                                         92,826                53,608                33,197
   Accrued investment advisory fee                                           2,847                 2,393                 1,135
   Accrued expenses and other liabilities                                   16,668                18,343                30,687
                                                                      --------------------------------------------------------
    Total Liabilities                                                      112,341                74,344                65,019
                                                                      --------------------------------------------------------
   Net assets applicable to outstanding capital stock                 $  2,591,291          $  2,145,494          $  1,047,806
                                                                      ========================================================
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share -- authorized
    10 billion shares; outstanding: 498,540, 291,951
    and 140,650 shares, respectively)                                 $ 11,239,267          $  5,588,271          $  3,559,204
   Accumulated net investment loss                                         (63,180)              (47,930)              (52,502)
   Accumulated net realized loss on investments                         (8,921,932)           (3,705,063)           (2,493,432)
   Net unrealized appreciation on:
    Investments                                                            337,136               310,216                34,536
                                                                      --------------------------------------------------------
   Total, representing net assets applicable to
    outstanding capital stock                                         $  2,591,291          $  2,145,494          $  1,047,806
                                                                      ========================================================
   Net asset value, redemption price and offering price
    per share                                                         $       5.20          $       7.35          $       7.45
                                                                      ========================================================



--------------------------------------------------------------------------------
14                           See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (unaudited)(continued)       Six Months Ended June 30, 2005
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                     American Eagle        American Eagle      American Eagle
                                                                  Capital Appreciation         Twenty         Large-Cap Growth
                                                                          Fund                  Fund                Fund
------------------------------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------------------------------
   Interest                                                             $      688            $    5,668            $      240
   Dividends                                                                 4,247                 2,510                 2,819
   Other income                                                              1,852                 1,176                   755
                                                                        ------------------------------------------------------
                                                                             6,787                 9,354                 3,814
                                                                        ------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
   Investment advisory fees                                                 19,120                14,855                 8,362
   Registration fees                                                         6,781                 6,967                15,899
   Administration fees                                                       4,706                 3,439                 1,845
   Fund accounting fees                                                      6,498                 4,950                 4,825
   Audit fees                                                                5,427                 6,154                 7,059
   Legal fees                                                                4,603                 4,445                 3,258
   Transfer agent fees and expenses                                          7,840                 5,068                 5,973
   Custodian fees                                                            7,172                 4,887                 6,387
   Reports to shareholders                                                   2,534                 1,629                    74
   Directors' fees                                                           2,172                 1,267                   353
   Other                                                                     2,748                 3,611                 1,867
                                                                        ------------------------------------------------------
     Total expenses before interest expense and
     dividends on short sales positions                                     69,601                57,272                55,902
   Interest expense (Note 5)                                                   345                    --                   406
   Dividends on short sale positions                                            21                    12                     8
                                                                        ------------------------------------------------------
     Total expenses after interest expense and dividends
     on short sale positions                                                69,967                57,284                56,316
                                                                        ------------------------------------------------------
   Net investment loss                                                  $  (63,180)           $  (47,930)           $  (52,502)
                                                                        ------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Long transactions                                                     (43,170)               82,961                (8,764)
     Written options transactions                                            8,341                 5,203                 6,286
     Futures contracts closed                                              253,152               150,840               109,906
                                                                        ------------------------------------------------------
      Net realized gain                                                    218,323               239,004               107,428
                                                                        ------------------------------------------------------
   Change in unrealized appreciation (depreciation) on:
     Long transactions (including appreciation due to
     investments of affiliated issuers of $61,152,
     $41,160 and $18,172, respectively)                                   (353,508)             (278,393)             (136,240)
     Written options transactions                                           23,841                14,273                  (582)
     Futures contracts                                                      12,569                 9,961                 4,639
                                                                        ------------------------------------------------------
     Net unrealized loss on investments                                   (317,098)             (254,159)             (132,183)
                                                                        ------------------------------------------------------
   Net realized and unrealized loss on investments                         (98,775)              (15,155)              (24,755)
                                                                        ------------------------------------------------------
     Net decrease in net assets resulting from operations               $ (161,955)           $  (63,085)           $  (77,257)
                                                                        ======================================================


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           15

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            American Eagle Capital Appreciation
                                                                                           Fund
                                                                            ----------------------------------
                                                                             Six Months Ended
                                                                                 6/30/05          Year Ended
                                                                               (unaudited)         12/31/04
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (63,180)       $   (114,424)
   Net realized gain on investment transactions                                   218,323             611,763
   Net change in unrealized depreciation                                         (317,098)           (238,209)
                                                                               ------------------------------
   Net increase (decrease) in net assets resulting from operations               (161,955)            259,130
                                                                               ------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                   10,025              72,398
   Cost of shares redeemed                                                       (759,495)         (2,119,468)
                                                                               ------------------------------
   Net decrease in net assets resulting from capital share transactions          (749,470)         (2,047,070)
                                                                               ------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                  (911,425)         (1,787,940)
   Net assets at beginning of period                                            3,502,716           5,290,656
                                                                               ------------------------------
   Net assets at end of period                                                 $2,591,291        $  3,502,716
                                                                               ==============================
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                      1,944              14,550
   Shares redeemed                                                               (151,865)           (412,876)
                                                                               ------------------------------
   Net decrease in shares outstanding                                            (149,921)           (398,326)
                                                                               ==============================


--------------------------------------------------------------------------------
16                           See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                American Eagle Twenty Fund
                                                                            ----------------------------------
                                                                             Six Months Ended
                                                                                 6/30/05          Year Ended
                                                                               (unaudited)         12/31/04
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (47,930)       $   (104,658)
   Net realized gain on investment transactions                                   239,004             683,831
   Net change in unrealized depreciation                                         (254,159)           (137,655)
                                                                               ------------------------------
   Net increase (decrease) in net assets resulting from operations                (63,085)            441,518
                                                                               ------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                  113,198              15,176
   Cost of shares redeemed                                                       (284,604)         (2,105,662)
                                                                               ------------------------------
   Net decrease in net assets resulting from capital share transactions          (171,406)         (2,090,486)
                                                                               ------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                  (234,491)         (1,648,968)
   Net assets at beginning of period                                            2,379,985           4,028,953
                                                                               ------------------------------
   Net assets at end of period                                                 $2,145,494        $  2,379,985
                                                                               ==============================
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                     15,249               2,267
   Shares redeemed                                                                (38,617)           (319,627)
                                                                               ------------------------------
   Net decrease in shares outstanding                                             (23,368)           (317,360)
                                                                               ==============================


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           17

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      American Eagle
                                                                                  Large-Cap Growth Fund
                                                                            ----------------------------------
                                                                             Six Months Ended
                                                                                 6/30/05          Year Ended
                                                                               (unaudited)         12/31/04
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (52,502)       $   (114,540)
   Net realized gain on investment transactions                                   107,428              21,740
   Net change in unrealized appreciation (depreciation)                          (132,183)             51,673
                                                                               ------------------------------
   Net decrease in net assets resulting from operations                           (77,257)            (41,127)
                                                                               ------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                       --             407,333
   Cost of shares redeemed                                                       (499,804)         (2,720,951)
                                                                               ------------------------------
   Net decrease in net assets resulting from capital share transactions          (499,804)         (2,313,618)
                                                                               ------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                  (577,061)         (2,354,745)
   Net assets at beginning of period                                            1,624,867           3,979,612
                                                                               ------------------------------
   Net assets at end of period                                                 $1,047,806        $  1,624,867
                                                                               ==============================
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                         --              53,829
   Shares redeemed                                                                (67,933)           (352,206)
                                                                               ------------------------------
   Net decrease in shares outstanding                                             (67,933)           (298,377)
                                                                               ==============================


--------------------------------------------------------------------------------
18                           See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolios of securities.


As of June 30, 2005, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:

                                  Ownership of
                               Outstanding Shares
-------------------------------------------------
Capital Appreciation Fund             48.5%
Twenty Fund                           55.6%
Large-Cap Growth Fund                 41.8%


The investment objective of each Fund is capital appreciation, and each Fund's principal investment strategy is as follows:

o Capital Appreciation Fund normally emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty Fund normally maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

o Large-Cap Growth Fund normally maintains a core portfolio of 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short, and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)               June 30, 2005
--------------------------------------------------------------------------------

As of December 31, 2004, the Funds have the following capital loss carryforwards:

                                                 Expiration
                                   Amount           Date
-----------------------------------------------------------
Capital Appreciation Fund     (3,380,738)           2009
                              (4,327,476)           2010
                                (777,134)           2011
Twenty Fund                   (1,688,172)           2009
                              (1,358,125)           2010
                                (634,831)           2011
Large-Cap Growth Fund           (421,557)           2009
                              (1,251,407)           2010
                                (781,963)           2011
-----------------------------------------------------------

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of the Capital Appreciation Fund and Twenty Fund returns during certain periods have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as a Fund's assets grow. The impact of IPOs on the Funds' performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in the future.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Each Fund may also employ these techniques on an opportunistic basis to attempt to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes and to attempt to increase investment returns. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates a Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)               June 30, 2005
--------------------------------------------------------------------------------

with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. There are no securities sold short at June 30, 2005.

In addition, for hedging purposes, each Fund may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the six months ended June 30, 2005, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities were as follows:

                                                   Cost of         Proceeds
                                                  Purchases       from Sales
-----------------------------------------------------------------------------
Capital Appreciation Fund
   Long-term investment transactions              $4,054,379      $4,434,914
   Short sale transactions                        $       --      $       --
Twenty Fund
   Long-term investment transactions              $3,143,979      $2,980,384
   Short sale transactions                        $       --      $       --
Large-Cap Growth Fund
   Long-term investment transactions              $2,027,768      $2,584,289
   Short sale transactions                        $       --      $       --
-----------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of each Fund. For its services, each Fund pays a monthly investment advisory fee calculated at the annualized rate of 1.3% of each Fund's average daily net assets.

The Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee (plus reimbursable expenses). Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee (plus reimbursable expenses). Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the six months ended June 30, 2005, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment management fee, administration fee, transfer agent fee and fund accounting fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; expenses for legal and auditing services; insurance; and other miscellaneous expenses.

Legal fees of $4,603 for the six months ended June 30, 2005, for Capital Appreciation Fund, $4,445 for Twenty Fund and $3,258 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company is also a director of other fund companies managed by the Adviser. The Company and the other fund companies managed by the Adviser pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company and the other fund companies managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2005, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses). No compensation is paid by the Funds to officers or directors who are affiliated with the Adviser.

5. BANK BORROWINGS

The Funds entered into a Credit Agreement with U.S. Bank, N.A., for an amount not to exceed in the aggregate $5,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2005, Capital Appreciation Fund's average daily balance of loans outstanding was $12,807 at a weighted average interest rate of 5.36%. The maximum amount of loans outstanding at any time during the period was $233,000, or 7.61% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. Large-Cap Growth Fund's average daily balance of loans outstanding was $15,033 at a weighted average interest

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)               June 30, 2005
--------------------------------------------------------------------------------

rate of 5.36%. The maximum amount of loans outstanding at any time during the period was $275,000, or 14.90% of total assets. The loans were collateralized by certain Large-Cap Growth Fund investments. Twenty Fund did not have any loans during the period. As of June 30, 2005 the outstanding loan balances were $0 for Capital Appreciation Fund, $0 for Twenty Fund and $0 for Large-Cap Growth Fund.

6. OPTION CONTRACTS WRITTEN

For Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund, the premium amount and number of option contracts written during the six months ended June 30, 2005 were as follows:


                                                    Premium       Number of
                                                     Amount       Contracts
---------------------------------------------------------------------------
Capital Appreciation Fund
   Options outstanding at December 31, 2004          $40,309           80
   Options written                                        --           --
   Options closed                                     36,900           73
   Options exercised                                      --           --
   Options expired                                     3,409            7
                                                     --------------------
   Options outstanding at June 30, 2005              $    --           --
===========================================================================

                                                    Premium       Number of
                                                     Amount       Contracts
---------------------------------------------------------------------------

Twenty Fund
   Options outstanding at December 31, 2004          $24,672           49
   Options written                                        --           --
   Options closed                                     22,237           44
   Options exercised                                      --           --
   Options expired                                     2,435            5
                                                     --------------------
   Options outstanding at June 30, 2005              $    --           --
===========================================================================

                                                    Premium       Number of
                                                     Amount       Contracts
---------------------------------------------------------------------------
Large-Cap Growth Fund
   Options outstanding at December 31, 2004          $10,137           21
   Options written                                        --           --
   Options closed                                      8,189           17
   Options exercised                                      --           --
   Options expired                                     1,948            4
                                                     --------------------
   Options outstanding at June 30, 2005              $    --           --
===========================================================================

7. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition certain of the Funds' contracts with its service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

8. SUBSEQUENT EVENT

On July 22, 2005, the Board of the American Eagle Funds, Inc. approved the liquidation of the American Eagle Large-Cap Growth Fund effective on August 30, 2005.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)               June 30, 2005
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.


Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                             American Eagle Capital Appreciation Fund
                                             ----------------------------------------
                                                     Six Months
                                                        Ended
                                                       6/30/05           Year Ended
                                                     (uaudited)           12/31/04
-------------------------------------------------------------------------------------

NET ASSET VALUE
 Beginning of period                                   $  5.40             $  5.05
                                                       ---------------------------
OPERATIONS
 Net investment loss                                     (0.11)              (0.14)
 Net realized and unrealized gains (losses)
 on investments                                          (0.09)               0.49
                                                       ---------------------------
 Total from operations                                   (0.20)               0.35
                                                       ---------------------------
DISTRIBUTIONS
 Distribution from net realized gains                       --                  --
                                                       ---------------------------
NET ASSET VALUE
 End of period                                         $  5.20             $  5.40
                                                       ===========================
Total return(1)                                          (3.70%)              6.93%
Net assets at end of period (000s omitted)             $ 2,591             $ 3,503
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                             4.73%(2)            3.94%
 Gross expenses including interest expense
 and dividends on short sale positions                    4.76%(2)            3.96%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Net investment loss                                     (4.30%)(2)          (2.81%)
 Portfolio turnover rate                                   146%                247%

                                                  American Eagle Capital Appreciation Fund
                                             --------------------------------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended
                                               12/31/03     12/31/02     12/31/01     12/31/00
-----------------------------------------------------------------------------------------------

NET ASSET VALUE
 Beginning of period                           $   3.79    $    7.05    $    9.79     $ 10.00
                                               ----------------------------------------------
OPERATIONS
 Net investment loss                              (0.02)       (0.08)       (0.14)      (0.25)
 Net realized and unrealized gains (losses)
 on investments                                    1.28        (3.18)       (1.57)       8.83
                                               ----------------------------------------------
 Total from operations                             1.26        (3.26)       (1.71)       8.58
                                               ----------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                --           --        (1.03)      (8.79)
                                               ----------------------------------------------
NET ASSET VALUE
 End of period                                 $   5.05    $    3.79    $    7.05     $  9.79
                                               ==============================================
Total return(1)                                   33.25%      (46.24%)     (17.17%)     84.67%
Net assets at end of period (000s omitted)     $  5,291    $   4,531    $  11,999     $13,044
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                      3.81%        3.26%        2.42%       2.61%
 Gross expenses including interest expense
 and dividends on short sale positions             3.85%        3.48%        2.48%       2.63%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
ASSETS
 Net investment loss                              (0.39%)      (1.49%)      (1.57%)     (1.56%)
 Portfolio turnover rate                            141%         261%         392%        557%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Annualized.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)               June 30, 2005
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS (CONTINUED)

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.


Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                   American Eagle Twenty Fund
                                             --------------------------------------
                                                     Six Months
                                                       Ended
                                                      6/30/05           Year Ended
                                                    (unaudited)          12/31/04
-----------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                     $ 7.55            $ 6.37
                                                         ------------------------
OPERATIONS
 Net investment loss                                      (0.15)            (0.26)
 Net realized and unrealized gains (losses)
 on investments                                           (0.05)             1.44
                                                         ------------------------
 Total from operations                                    (0.20)             1.18
                                                         ------------------------
DISTRIBUTIONS
 Distribution from net realized gains                        --                --
                                                         ------------------------
NET ASSET VALUE
 End of period                                           $ 7.35            $ 7.55
                                                         ========================
Total return(1)                                           (2.65%)           18.52%
Net assets at end of period (000s omitted)               $2,145            $2,380
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                              5.01%(2)         4.47%
 Gross expenses including interest expense
 and dividends on short sale positions                     5.01%(2)         4.47%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Net investment loss                                      (4.19%)(2)       (3.89%)
 Portfolio turnover rate                                    180%             239%

                                                         American Eagle Twenty Fund
                                             --------------------------------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended
                                               12/31/03     12/31/02     12/31/01     12/31/00
-----------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                            $  4.73      $  7.17      $  9.35     $ 10.00
                                                ---------------------------------------------
OPERATIONS
 Net investment loss                              (0.03)       (0.10)       (0.18)      (0.33)
 Net realized and unrealized gains (losses)
 on investments                                    1.67        (2.34)       (1.27)       5.64
                                                ---------------------------------------------
 Total from operations                             1.64        (2.44)       (1.45)       5.31
                                                ---------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                --           --        (0.73)      (5.96)
                                                ---------------------------------------------
NET ASSET VALUE
 End of period                                  $  6.37      $  4.73      $  7.17     $  9.35
                                                =============================================
Total return(1)                                   34.67%      (34.03%)     (15.47)%     49.66%
Net assets at end of period (000s omitted)      $ 4,029      $ 3,204      $ 8,242     $ 7,951
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                      4.40%        3.75%        2.95%       2.93%
 Gross expenses including interest expense
 and dividends on short sale positions             N/A          3.77%        3.01%       2.97%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
ASSETS
 Net investment loss                              (0.56%)      (1.68%)      (2.28%)     (2.24%)
 Portfolio turnover rate                            129%         206%         212%        297%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Annualized.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS (CONCLUDED)

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.


Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                              American Eagle Large-Cap Growth Fund
                                             --------------------------------------
                                                     Six Months
                                                       Ended
                                                      6/30/05           Year Ended
                                                    (unaudited)          12/31/04
-----------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                    $  7.79           $  7.85
                                                        -------------------------
OPERATIONS
 Net investment loss                                      (0.30)            (0.29)
 Net realized and unrealized gains (losses)
 on investments                                           (0.04)             0.23
                                                        -------------------------
 Total from operations                                    (0.34)            (0.06)
                                                        -------------------------
NET ASSET VALUE
 End of period                                          $  7.45           $  7.79
                                                        =========================
Total return(1)                                           (4.36%)           (0.76%)
Net assets at end of period (000s omitted)              $ 1,048           $ 1,625
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                              8.69%(2)          4.53%
 Gross expenses including interest expense
 and dividends on short sale positions                     8.76%(2)          4.56%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Net investment loss                                      (8.16%)(2)        (3.82%)
 Portfolio turnover rate                                    163%              296%

                                                      American Eagle Large-Cap Growth Fund
                                             ------------------------------------------------------
                                                                                     For the Period
                                              Year Ended   Year Ended   Year Ended     12/29/00*-
                                               12/31/03     12/31/02     12/31/01      12/31/00
---------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                            $  6.66     $   9.01     $ 10.00       $ 10.00
                                                ----------------------------------------------
OPERATIONS
 Net investment loss                              (0.02)       (0.06)      (0.16)           --
 Net realized and unrealized gains (losses)
 on investments                                    1.21        (2.29)      (0.83)           --
                                                ----------------------------------------------
 Total from operations                             1.19        (2.35)      (0.99)           --
                                                ----------------------------------------------
NET ASSET VALUE
 End of period                                  $  7.85     $   6.66     $  9.01       $ 10.00
                                                ==============================================
Total return(1)                                   17.87%      (26.08%)     (9.90%)        0.00%
Net assets at end of period (000s omitted)      $ 3,980     $  6,308     $10,787       $    --
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                      3.64%        3.08%       2.74%         N/A
 Gross expenses including interest expense
 and dividends on short sale positions             3.67%        3.09%       2.78%         N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
ASSETS
 Net investment loss                              (0.29%)      (0.81%)     (1.76%)        N/A
 Portfolio turnover rate                            134%         258%        276%            0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Annualized.
 * Commencement of operations.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE -- JUNE 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.


ACTUAL EXPENSES

     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                 Beginning           Ending          Expenses Paid
                                               Account Value     Account Value     During Period(1)      Annualized
                                                   1/1/05           6/30/05        1/1/05 - 6/30/05     Expense Ratio
                                              -----------------------------------------------------------------------
Capital Appreciation Fund
 Actual                                         $  1,000.00        $  963.00           $  23.17              4.76%
 Hypothetical (5% return before expenses)          1,000.00         1,001.19              23.62              4.76
Twenty Fund
 Actual                                            1,000.00           956.40              24.30              5.01
 Hypothetical (5% return before expenses)          1,000.00           999.95              24.84              5.01
Large-Cap Growth Fund
 Actual                                            1,000.00           973.50              42.86              8.76
 Hypothetical (5% return before expenses)          1,000.00           981.35              43.04              8.76

(1) Expenses are equal to the Capital Appreciation Fund's, Twenty Fund's and Large-Cap Growth Fund's expense ratios, including interest expense and dividends on short positions, multiplied by the average account value over the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305



                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305



                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202



                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202



                                   CUSTODIAN
                                U.S. Bank, N.A.
                               625 Walnut Street
                             Cincinnati, OH 45202



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402



                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402




FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUNDS' CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-335-0333. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-335-0333.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-335-0333. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed summarized, and reported timely.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant) American Eagle Funds, Inc.
                  --------------------------------------------------------------

     By (Signature and Title) /s/ James R. Jundt
                              --------------------------------------------------
                                   James R. Jundt, Chairman of the Board

     Date 8/26/2005
          ----------------------------------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Marcus E. Jundt
                              --------------------------------------------------
                                   Marcus E. Jundt, President

     Date 8/26/2005
          ----------------------------------------------------------------------

     By (Signature and Title) /s/ Gerald M. Fitterer
                              --------------------------------------------------
                                   Gerald M. Fitterer, Treasurer

     Date 8/26/2005
          ----------------------------------------------------------------------